Income taxes - Deferred tax balances (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets and liabilities
NET DEFERRED TAX LIABILITY	$ (8,270)	$ (5,972)	$ (5,504)	$ (3,310)
Net operating losses and tax carry forwards
Deferred tax assets and liabilities
Deferred tax asset	3,098	3,600	5,129
Employee benefits
Deferred tax assets and liabilities
Deferred tax asset	415	409	586
Other temporary non-deductible provisions or tax deductions
Deferred tax assets and liabilities
Deferred tax asset	7,569	8,813	8,235
Deferred tax liability	(3,909)	(4,102)	(4,221)
Differences in depreciations
Deferred tax assets and liabilities
Deferred tax liability	$ (15,443)	$ (14,692)	$ (15,233)